Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 4. Goodwill and Other Intangible Assets

Intangible Assets

Intangible assets include patented and unpatented technology, trade names, customer relationships and other specifically identifiable assets and are amortized on a straight-line basis over their respective estimated useful lives, which range from ten to twenty-five years. Intangible assets are reviewed for impairment when facts and circumstances indicate a potential impairment has occurred.

There are three fundamental methods applied to value intangible assets outlined in FASB ASC 820, “Fair Value Measurement.” These methods include the Cost Approach, the Market Approach, and the Income Approach. Each of these valuation approaches were considered in the Company’s estimation of value.

Trade names and trademarks, patented and unpatented technology: Valued using the Relief from Royalty method, a form of both the Market Approach and the Income Approach. Because the Company has established trade names and trademarks and has developed patented and unpatented technology, the Company estimated that the benefit of ownership as the relief from the royalty expense that would need to be incurred in absence of ownership.

Customer relationships: Because there is a specific earnings stream that can be associated with customer relationships, the Company determined the fair value of these relationships based on the excess earnings method, a form of the Income Approach.

Technology: The Company holds a number of U.S. patents covering its undercarriage technology. The key patent related to the Company’s Posi-Track undercarriage and suspension expires in 2023. The average estimated useful life for the Company’s patents is ten years, but useful life is determined in part by any legal, regulatory or contractual provisions that limit useful life. The Company has and will continue to dedicate technical resources toward the further development of our products and processes in order to maintain its competitive position.

Intangible assets, net comprised the following as of September 30, 2017:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology	10	$8,000	$(2,226)	$5,774
Tradename and trademarks	25	7,000	(779)	6,221
Customer relationships	11	16,000	(4,081)	11,919

	12	$31,000	$(7,086)	$23,914

Intangible assets, net comprised the following as of December 31, 2016:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology	10	$8,000	$(1,627)	$6,373
Tradename and trademarks	25	7,000	(568)	6,432
Customer relationships	11	16,000	(2,981)	13,019

	12	$31,000	$(5,176)	$25,824

Amortization of other intangible assets for the nine months ended September 30, 2017 and 2016 was $1,910 and $1,910, respectively.

Goodwill

Goodwill, representing the difference between the total purchase price and the fair value of assets (tangible and intangible) and liabilities at the date of acquisition, is reviewed for impairment annually, and more frequently as circumstances warrant, and written down only in the period in which the recorded value of such assets exceed their fair value. The Company selected September 30 as the date for the required annual impairment test.

NOTE 6—INTANGIBLE ASSETS, NET

Intangible assets, net comprised the following as of December 31, 2016:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology	10	$8,000	$(1,627)	$6,373
Tradename and trademarks	25	7,000	(568)	6,432
Customer relationships	11	16,000	(2,981)	13,019

	12	$31,000	$(5,176)	$25,824

Intangible assets, net comprised the following as of December 31, 2015:

	Weighted Average Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and unpatented technology
Tradename and trademarks	10	$8,000	$(827)	$7,173
Customer relationships	25	7,000	(288)	6,712
	11	16,000	(1,514)	14,486

	12	$31,000	$(2,629)	$28,371

Amortization of other intangible assets for the years ended December 31, 2016 and 2015 was $2,547 and $2,545, respectively.

Estimated aggregate intangible asset amortization expense for the next five years and thereafter is as follows:

2017	$2,547
2018	2,547
2019	2,547
2020	2,547
2021	2,547
Thereafter	13,089

Total intangibles to be amortized	$25,824